STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					1 Months Ended					3 Months Ended		12 Months Ended
	May 01, 2024	Apr. 28, 2024	Aug. 17, 2022	Aug. 15, 2022	Jun. 26, 2023	Apr. 17, 2023	Apr. 16, 2023	Feb. 28, 2023	Aug. 17, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Preferred stock , shares authorized												15,000,000	15,000,000
Common stock, shares authorized										50,000,000		50,000,000	50,000,000
Preferred stock , shares issued												0	0
Preferred stock, shares Outstanding												0	0
Issauance of common stock		50,395
Proceeds from offering													$ 6,127,067
Number of warrants purchased	4,200,822
Exercise price								$ 3.75
Cash proceeds								$ 1,532,250			$ 1,532,250	$ 3,127,718
Number of warrant exercised								408,600
Sale of transaction		$ 12,000
Inducement Letter [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price						$ 3.75
Number of warrant exercised						150,000
Sale of transaction						$ 562,000
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants purchased					180,000
Exercise price					$ 1.31		$ 3.75
Cash proceeds					$ 4,115,688		$ 1,204,200
Number of warrant exercised							321,120
New Warrants [Member] | Inducement Letter [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price						$ 3.75
Number of warrant exercised						300,000
Sale of transaction						$ 391,268
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issauance of common stock			2,254,000		4,500,000				980,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issauance of common stock									980,000
Share Price			$ 7.50						$ 7.50
Proceeds from offering				$ 6,015,918					$ 7,350,000
Underwriters description									Company granted the underwriters a 45-day option to purchase up to an additional 147,000 shares of common stock and/or warrants to purchase up to an additional 294,000 shares of common stock to cover over-allotments, of which the Underwriter exercised its option to purchase additional warrants to purchase 294,000 shares of common stock concurrently with the closing.
Number of warrants purchased			2,254,000		4,500,000
Exercise price					$ 1.05
Cash proceeds					$ 4,730,000
IPO [Member] | Maxim [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants purchased				58,800
Exercise price				$ 8.228